Other liabilities - Additional Information (Details) - Contingent consideration	12 Months Ended			24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
Disclosure of contingent liabilities [line items]
Contingent consideration payment (as a percent)		6.00%	5.00%	7.00%
Forecast
Disclosure of contingent liabilities [line items]
Contingent consideration payment, when total revenues are in excess of a defined amount (as a percent)	7.00%